Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Unused tax losses
Potential tax benefit at local tax rates	$ 131,993	$ 140,129
Other temporary differences
Potential tax benefit at local tax rates	8,524	14,204
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
Deferred tax assets not brought to account	$ 143,737	$ 157,553